INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		¥ 13,764,460	¥ 12,879,365
Additions		7,382	1,155,386	¥ 103,304
Disposal		(277,715)	(9)
Impairment		(416)
Amortization		(459,482)	(338,938)	(295,901)
Business combination		89
Transfer from property, plant and equipment		434,287	63,370
Currency translation differences		(20,301)	5,286
Intangible assets and goodwill at end of period	$ 2,061,043	13,448,304	13,764,460	12,879,365
Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		3,510,892	3,510,633
Currency translation differences		(1,035)	259
Intangible assets and goodwill at end of period		3,509,857	3,510,892	3,510,633
Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		7,972,911	7,682,383
Additions			467,640
Reclassification			115,871
Disposal		(277,715)
Amortization		(412,599)	(294,766)
Transfer from property, plant and equipment		149,544
Currency translation differences		(6,308)	1,783
Intangible assets and goodwill at end of period		7,425,833	7,972,911	7,682,383
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,001,332	1,113,959
Reclassification			(115,871)
Currency translation differences		(12,958)	3,244
Intangible assets and goodwill at end of period		988,374	1,001,332	1,113,959
Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,279,325	572,390
Additions		7,382	687,746
Disposal			(9)
Impairment		(416)
Amortization		(46,883)	(44,172)
Business combination		89
Transfer from property, plant and equipment		284,743	63,370
Intangible assets and goodwill at end of period		1,524,240	1,279,325	¥ 572,390
Cost
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		16,168,939
Intangible assets and goodwill at end of period		16,307,282	16,168,939
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		3,510,892
Intangible assets and goodwill at end of period		3,509,857	3,510,892
Cost | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		10,016,634
Intangible assets and goodwill at end of period		9,876,722	10,016,634
Cost | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,001,332
Intangible assets and goodwill at end of period		988,374	1,001,332
Cost | Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,640,081
Intangible assets and goodwill at end of period		1,932,329	1,640,081
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(2,404,479)
Intangible assets and goodwill at end of period		(2,858,978)	(2,404,479)
Accumulated amortization and impairment | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(2,043,723)
Intangible assets and goodwill at end of period		(2,450,889)	(2,043,723)
Accumulated amortization and impairment | Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(360,756)
Intangible assets and goodwill at end of period		¥ (408,089)	¥ (360,756)